Investment Securities - Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 112,881	$ 142,422	$ 206,258
Gross realized losses		124,919	191,716
Gross realized gains and losses, Total	$ 112,881	$ 17,503	$ 14,542